Related Party Transactions - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Purchase of investments from others	₨ 256.8		₨ 2,006.2
Sale of investments from others	20,447.7		28,877.9
Proceeds from issuance of long-term debt	1,022,933.1	$ 12,446.0	722,908.9	₨ 481,989.2
Dividend paid to principal owner	86,394.3	$ 1,051.2	36,239.2	₨ 166.6
Foreign exchange and derivative contracts, notional principal amount	15,796,689.0		12,488,223.5		$ 192,197.2
Bank guarantees	1,628,699.8		1,455,273.0		$ 19,816.3
Tier II bonds
Related Party Transaction [Line Items]
Proceeds from issuance of long-term debt	7,850.0		3,700.0
Principal Owner
Related Party Transaction [Line Items]
Loans purchased from principal owner	369,101.3		282,052.4
Dividend paid to principal owner	13,401.5		5,620.0
Foreign exchange and derivative contracts, notional principal amount	94,451.2		111,787.1
Foreign exchange and derivative contracts, mark to market gains	2,081.2		1,101.1
Bank guarantees	3.5		3.9
Principal Owner | Property Plant and equipment
Related Party Transaction [Line Items]
Fixed assets purchased from related parties	0.0		0.0
Others
Related Party Transaction [Line Items]
Bank guarantees	₨ 5.1		₨ 28.0